Customers and Other Financing and Non-Financing Receivables - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Other financing receivables:
Sundry debtors	$ 18,746,850	$ 18,378,494
Employees and officers	5,519,156	5,342,168
Total other financing receivables	24,266,006	23,720,662
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	38,560,135	46,811,990
Special Tax on Production and Services	8,854,856	12,951,835
Other accounts receivable	5,444,050	4,706,004
Total other non-financing receivables	52,859,041	64,469,829
Financing receivable individually evaluated for impairment	$ (5,431,945)	$ 5,466,747